Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives or lease term as follows:

Buildings and leasehold improvements	5 - 50 years
Plant and equipment	3 - 30 years
The cost and accumulated depreciation of property, plant and equipment at December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021
Land and land improvements	$45	$90
Buildings	194	253
Plant and equipment	1,784	2,070
Construction in progress	75	109
Total	2,098	2,522
Less accumulated depreciation	(1,458)	(1,674)
Property, plant, and equipment—net	$640	$848

Schedule of Assets and Liabilities Held for Sale	Included in our consolidated balance sheet as of December 31, 2022 are the following amounts of assets and liabilities held for sale.

December 31, 2022
Accounts receivable, net	$31
Accounts receivable from affiliates	1
Inventories	121
Prepaid expenses	2
Other current assets	8
Property, plant and equipment, net	104
Operating lease right-of-use assets	39
Intangible assets, net	1
Deferred income taxes	2
Loss recognized on held for sale classification	(111)
Total Assets Held for Sale	$198
Accounts payable	$27
Accounts payable to affiliates	2
Accrued liabilities	15
Current operating lease liability	2
Noncurrent operating lease liability	38
Other noncurrent liabilities	10
Total Liabilities Held for Sale	$94